Bank borrowings- General (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) item	Mar. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)
Bank borrowings
Long-term borrowings		$ 4,498	¥ 1,871	¥ 30,959
Less: current portion		$ (864)	(4,304)	(5,948)
Bank borrowings
Bank borrowings
Total borrowings			6,175	36,907
Less: current portion			(4,304)	(5,948)
Non-current portion			1,871	30,959
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Maturity term		5 years
Number of lead arrangers | item		8
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate (as a percent)		1.10%
US$4.0 billion syndicated loan denominated in US$ | Bank loans | Denominated in U.S. dollars
Bank borrowings
Long-term borrowings				27,346
Principal amount | $		$ 4,000
Long-term other borrowings | Bank loans
Bank borrowings
Long-term borrowings			¥ 1,871	3,613
Weighted average interest rate for the year		4.60%	4.90%
Collateral amount pledged			¥ 3,583	6,680
Short-term other borrowings | Bank loans
Bank borrowings
Short-term borrowings			¥ 4,304	¥ 5,948
Short-term other borrowings | Bank loans | Minimum
Bank borrowings
Interest rates		1.70%	4.00%	1.70%
Short-term other borrowings | Bank loans | Maximum
Bank borrowings
Interest rates		4.80%	7.10%	4.80%
US$3.0 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $		$ 3,000
US$5.15 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $	$ 5,150
US$5.15 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate (as a percent)	0.95%